EGA EMERGING GLOBAL SHARES TRUST

Supplement dated May 3, 2011, to the Prospectus dated July 29, 2010, for the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective June 8, 2011.

1.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund” are changed to “EGShares Energy GEMS ETF”.

2.  On the front cover of the Prospectus, the NYSE Arca symbol “EEO” is changed to “OGEM”.

3.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund” are changed to “EGShares Financials GEMS ETF”.

4.  On the front cover of the Prospectus, the NYSE Arca symbol “EFN” is changed to “FGEM”.

5.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund” are changed to “EGShares GEMS Composite ETF”.

6.  On the front cover of the Prospectus, the NYSE Arca symbol “EEG” is changed to “AGEM”.

7.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund” are changed to “EGShares Emerging Markets Metals & Mining ETF”.

*           *           *
Please keep this Supplement for future reference.

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated May 3, 2011 to the Prospectus, dated July 29, 2010, for the Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund and Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

1.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund” are changed to “EGShares Basic Materials GEMS ETF”.

2.  On the front cover of the Prospectus, the NYSE Arca symbol “EBM” is changed to “LGEM”.

3.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund” are changed to “EGShares Consumer Goods GEMS ETF”.

4.  On the front cover of the Prospectus, the NYSE Arca symbol “ECG” is changed to “GGEM”.

5.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund” are changed to “EGShares Consumer Services GEMS ETF”.

6.  On the front cover of the Prospectus, the NYSE Arca symbol “ECN” is changed to “VGEM”.

7.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund” are changed to “EGShares Health Care GEMS ETF”.

8.  On the front cover of the Prospectus, the NYSE Arca symbol “EHK” is changed to “HGEM”.

9.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund” are changed to “EGShares Industrials GEMS ETF”.

10.  On the front cover of the Prospectus, the NYSE Arca symbol “EID” is changed to “IGEM”.

11.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund” are changed to “EGShares Technology GEMS ETF”.

12.  On the front cover of the Prospectus, the NYSE Arca symbol “ETX” is changed to “QGEM”.

13.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund” are changed to “EGShares Telecom GEMS ETF”.

14.  On the front cover of the Prospectus, the NYSE Arca symbol “ETS” is changed to “TGEM”.

15.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund” are changed to “EGShares Utilities GEMS ETF”.

16.  On the front cover of the Prospectus, the NYSE Arca symbol “EUT” is changed to “UGEM”.

*           *           *
Please keep this Supplement for future reference.

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated May 3, 2011 to the Statement of Additional Information, dated July 29, 2010, for the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective June 8, 2011.

1.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund” are changed to “EGShares Energy GEMS ETF”.

2.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EEO” is changed to “OGEM”.

3.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund” are changed to “EGShares Financials GEMS ETF”.

4.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EFN” is changed to “FGEM”.

5.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund” are changed to “EGShares GEMS Composite ETF”.

6.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EEG” is changed to “AGEM”.

7.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund” are changed to “EGShares Emerging Markets Metals & Mining ETF”.

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective as of the date of this Supplement.

1.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund” are changed to “EGShares Basic Materials GEMS ETF”.

2.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EBM” is changed to “LGEM”.

3.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund” are changed to “EGShares Consumer Goods GEMS ETF”.

4.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “ECG” is changed to “GGEM”.

5.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund” are changed to “EGShares Consumer Services GEMS ETF”.

6.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “ECN” is changed to “VGEM”.

7.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund” are changed to “EGShares Health Care GEMS ETF”.

8.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EHK” is changed to “HGEM”.

9.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund” are changed to “EGShares Industrials GEMS ETF”.

10.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EID” is changed to “IGEM”.

11.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund” are changed to “EGShares Technology GEMS ETF”.

12.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “ETX” is changed to “QGEM”.

13.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund” are changed to “EGShares Telecom GEMS ETF”.

14.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “ETS” is changed to “TGEM”.

15.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund” are changed to “EGShares Utilities GEMS ETF”.

16.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EUT” is changed to “UGEM”.

*           *           *
Please keep this Supplement for future reference.